Label	Element	Value
Other Assets, Gross	sdrl_OtherAssetsGross	$ 266,000,000
Other Assets, Gross	sdrl_OtherAssetsGross	96,000,000
Gross Carrying Amount Of Unfavorable Contracts To Be Amortized	sdrl_GrossCarryingAmountOfUnfavorableContractsToBeAmortized	66,000,000
Gross Carrying Amount Of Unfavorable Contracts To Be Amortized	sdrl_GrossCarryingAmountOfUnfavorableContractsToBeAmortized	85,000,000
Accumulated Depreciation, Depletion and Amortization, Other Assets	sdrl_AccumulatedDepreciationDepletionAndAmortizationOtherAssets	0
Accumulated Depreciation, Depletion and Amortization, Other Assets	sdrl_AccumulatedDepreciationDepletionAndAmortizationOtherAssets	257,000,000
Accumulated Amortization Of Unfavorable Contracts To Be Amortized	sdrl_AccumulatedAmortizationOfUnfavorableContractsToBeAmortized	0
Accumulated Amortization Of Unfavorable Contracts To Be Amortized	sdrl_AccumulatedAmortizationOfUnfavorableContractsToBeAmortized	60,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsDisposalGroupIncludingDiscontinuedOperations	70,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsIncludingDisposalGroupAndDiscontinuedOperations	723,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalents	653,000,000
Reorganization, Chapter 11, Predecessor, before Adjustment [Member]
Other Assets, Gross	sdrl_OtherAssetsGross	266,000,000
Gross Carrying Amount Of Unfavorable Contracts To Be Amortized	sdrl_GrossCarryingAmountOfUnfavorableContractsToBeAmortized	66,000,000
Accumulated Depreciation, Depletion and Amortization, Other Assets	sdrl_AccumulatedDepreciationDepletionAndAmortizationOtherAssets	257,000,000
Accumulated Amortization Of Unfavorable Contracts To Be Amortized	sdrl_AccumulatedAmortizationOfUnfavorableContractsToBeAmortized	60,000,000
Reorganization, Chapter 11, Fresh-Start Adjustment [Member]
Other Assets, Gross	sdrl_OtherAssetsGross	(170,000,000)
Gross Carrying Amount Of Unfavorable Contracts To Be Amortized	sdrl_GrossCarryingAmountOfUnfavorableContractsToBeAmortized	19,000,000
Accumulated Depreciation, Depletion and Amortization, Other Assets	sdrl_AccumulatedDepreciationDepletionAndAmortizationOtherAssets	(257,000,000)
Accumulated Amortization Of Unfavorable Contracts To Be Amortized	sdrl_AccumulatedAmortizationOfUnfavorableContractsToBeAmortized	$ (60,000,000)